Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Banks, Insurance Companies and Other Financial Institutions without Collateral
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	3.00%
Banks, Insurance Companies and Other Financial Institutions without Collateral | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2013
Banks, Insurance Companies and Other Financial Institutions without Collateral | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2018
European Medium Term Notes
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	1.70%
European Medium Term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2013
European Medium Term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2017
Unsecured Bonds One Point Six Six Percent Due Twenty Twelve
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.66%
Long-term debt, maturity year	2012
Unsecured Bonds Zero Point Eight Five Percent Due Twenty Twelve
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.85%
Long-term debt, maturity year	2012
Unsecured Bonds One Point Five Three Percent Due Twenty Thirteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.53%
Long-term debt, maturity year	2013
Unsecured Bonds One Point One Nine Percent Due Twenty Fourteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.19%
Long-term debt, maturity year	2014
Unsecured Bonds Zero Point Five Eight Percent Due Twenty Sixteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.58%
Long-term debt, maturity year	2016
Unsecured Bonds Zero Point Three Two Percent Due Twenty Seventeen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.32%
Long-term debt, maturity year	2017